UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

General Electric Company
3135 Easton Turnpike
Fairfield, CT 06828

13F File Number:  028-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert R. DeGennaro
Title:    Manager - Accounting Projects
Phone:    (203) 373-2535

Signature, Place, and Date of Signing:

Robert R. DeGennaro     Fairfield, CT  06828          February 3, 2004
-------------------     -------------  -----          ----------------
   (Signature)          (City, State)  (Zip)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $188378
                                         (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----

02  028-06513             GE Capital Equity Investments, Inc.




FORM 13F INFORMATION TABLE
                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER    --VOTING AUTHORITY-
NAME OF ISSUER                 CLASS            CUSIP      (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------                 -----            -----      --------    -------  ---  ----  ----------  -------- -------- ------ ----
ARCH CAP GROUP LTD             ORD           G0450A105         1972      49479   SH          DEFINED      02       49479
AXIS CAPITAL HOLDINGS          SHS           G0692U109       108407    3702413   SH          DEFINED      02     3702413
DOCENT INC                     COM NEW       25608L502          644     141844   SH          DEFINED      02      141844
GLOBESPANVIRATA INC            COM           37957V106          130      22176   SH          DEFINED      02       22176
MKTG SERVICES INC              COM NEW       55308X308          323      90430   SH          DEFINED      02       90430
VALUEVISION MEDIA INC          CL A          92047K107        76902    4604932   SH          DEFINED      02     4604932

